Derivative Financial Instruments - Additional Information (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Net positive exposure related to corporate derivatives	$ 24,000,000	$ 110,000,000
Euro and British Pound Sterling denominated bonds outstanding in securitization trusts	6,700,000,000
Notional of interest rate swaps entered into by the trusts to swap Prime to LIBOR	137,900,000,000	80,700,000,000
Net positive exposure on foreign currency swaps	64,000,000	9,000,000
Decrease in valuation due to net credit risk adjustments	6,000,000	0
Decrease in valuation due to liquidity adjustments	30,000,000	31,000,000
Derivative liability at fair value including accrued interest and premium receivable	659,000,000	1,670,000,000
Counterparty [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability at fair value including accrued interest and premium receivable	217,000,000
Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional of interest rate swaps entered into by the trusts to swap Prime to LIBOR	108,500,000,000	$ 50,800,000,000
Interest Rate Swaps [Member] | Assets and Liabilities of Consolidated Variable Interest Entities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional of interest rate swaps entered into by the trusts to swap Prime to LIBOR	$ 7,800,000,000